Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002

Dear Shareholder:

The six-month period ended March 31, 2002, was characterized by volatility in market sentiment as investors tried to recover psychologically from the September terrorist attacks. Going into October, it was widely anticipated that the aftereffects of the attacks would be sufficient to tip the already weak U.S. economy into recession. In addition, there were concerns about the war in Afghanistan and the potential for further terrorist action domestically and abroad.

Despite this negative environment, the equity markets staged an impressive rally during the fourth calendar quarter. Consumer spending held up remarkably well, and although the economic news was mixed at best, investors seemed to focus on the more-positive data points (e.g., retail sales, consumer sentiment, initial jobless claims) and discount a strong recovery in 2002. Stocks, particularly growth issues, gave back some of their gains during the first part of 2002 amid doubts about the timing and magnitude of an economic recovery as well as accounting concerns. The economic news became more positive in March and investor sentiment then seemed to improve, but questions remained about how quickly an economic rebound might translate into improved corporate earnings.

Performance

For the six-month period ended March 31, 2002, Morgan Stanley Value Fund's Class A, B, C and D shares returned 10.61 percent, 10.17 percent, 10.17 percent and
10.62 percent, respectively. During the same period the S&P 500 Index returned
11.01 percent,(1) while the Russell 1000 Value Index returned 11.77 percent.(2) The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Sector selection was a mild negative for the Fund during the period under review, while stock selection was positive. The Fund's overweighting of the heavy industry sector was an important contributor to results, as was its underweighting in the telephone services area. The Fund's overweighting of technology was the most meaningful detractor from performance, because the technology group in general was a poor market performer during the first three months of 2002.

---------------------


(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Russell 1000 Value Index is a market-cap weighted U.S. equity index that measures the performance of Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

Stock selection was positive, particularly within technology, health care, beverages and personal products, and retail issues. Stock selection was least effective in telephone services names, which detracted from the Fund's overall results.

Portfolio changes during the period under review primarily involved paring positions among the economically sensitive names, which have shown excellent relative performance during the past 12 months but now carry aggressive expanded valuations. Positions in Illinois Tool Works and Praxair were eliminated, and many other heavy industry names were trimmed. Funds were reallocated to the health care sector. The Fund also added to its exposure among electric utility stocks.

Looking Ahead

As we enter the second half of the Fund's fiscal year, the U.S. economy is continuing its strong rebound from recession. Manufacturing appears to be turning upward, which may be the catalyst needed to boost corporate profits and lead to an increase in capital spending. However, after several weeks of consistently strong data releases, the data have become somewhat more mixed recently. While retail sales and durable goods orders were weaker than expected, industrial production was strong and consumer confidence has risen. Clearly, the United States is leading a global recovery, but the acceleration phase may be over.

While the economy does have strong growth, the risks to it are more balanced now that the data suggest that the consensus has finally caught up with the current state of the economy. Recent factors such as low energy prices, low interest rates and first-quarter tax rebates are not likely to continue. However, we remain optimistic that the growth rate of the U.S. economy for 2002 should come in at around 3.50 percent. This leads us to believe that the economic outlook is encouraging.

We appreciate your ongoing support of Morgan Stanley Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Value Fund
FUND PERFORMANCE - MARCH 31, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
---------------------------------------------
PERIOD ENDED 3/31/02
--------------------------
1 Year                      4.39%(1) (1.09)%(2)
Since Inception (11/25/98)  5.33%(1) 3.64%  (2)
               CLASS C SHARES+
---------------------------------------------
PERIOD ENDED 3/31/02
--------------------------
1 Year                      3.67%(1) 2.67%(2)
Since Inception (11/25/98)  4.53%(1) 4.53%(2)
              CLASS B SHARES**
---------------------------------------------
PERIOD ENDED 3/31/02
--------------------------
1 Year                      3.67%(1) (1.33)%(2)
Since Inception (11/25/98)  4.53%(1) 3.99%  (2)
              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 3/31/02
--------------------------
1 Year                      4.63%(1)
Since Inception (11/25/98)  5.60%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A shares is
     5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B shares is 5.0%. The CDSC declines to 0% after six
     years.
 +   The maximum CDSC for Class C shares is 1.0% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.8%)
              Airlines (0.7%)
  141,200     Delta Air Lines, Inc. ...  $  4,620,064
                                         ------------
              Apparel/Footwear (1.7%)
  235,800     Liz Claiborne, Inc. .....     6,687,288
  105,800     VF Corp. ................     4,575,850
                                         ------------
                                           11,263,138
                                         ------------
              Auto Parts: O.E.M. (2.2%)
  110,400     Delphi Automotive Systems
               Corp. ..................     1,765,296
  155,500     Eaton Corp. .............    12,592,390
                                         ------------
                                           14,357,686
                                         ------------
              Building Products (0.4%)
   84,000     Masco Corp. .............     2,305,800
                                         ------------
              Cable/Satellite TV (0.8%)
  166,700     Comcast Corp. (Class A
               Special)*...............     5,301,060
                                         ------------
              Chemicals: Major
              Diversified (2.6%)
   80,300     Dow Chemical Co. (The)...     2,627,416
  171,000     Du Pont (E.I.) de Nemours
               & Co., Inc. ............     8,062,650
  148,100     Rohm & Haas Co. .........     6,260,187
                                         ------------
                                           16,950,253
                                         ------------
              Chemicals: Specialty
              (2.9%)
  143,500     Air Products & Chemicals,
               Inc. ...................     7,411,775
  376,800     Engelhard Corp. .........    11,692,104
                                         ------------
                                           19,103,879
                                         ------------
              Coal (0.7%)
  278,200     Massey Energy Co. .......     4,701,580
                                         ------------
              Computer Peripherals
              (1.9%)
  181,600     Lexmark International,
               Inc.*...................    10,383,888
  243,000     Quantum Corp. - DLT &
               Storage Systems*........     1,934,280
                                         ------------
                                           12,318,168
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Processing
              Hardware (0.4%)
  143,000     Hewlett-Packard Co. .....  $  2,565,420
                                         ------------
              Contract Drilling (0.7%)
  112,500     Nabors Industries,
               Inc.*...................     4,753,125
                                         ------------
              Electric Utilities (2.7%)
   96,200     Cinergy Corp. ...........     3,439,150
   24,100     Dominion Resources,
               Inc. ...................     1,570,356
  169,800     Duke Energy Corp. .......     6,418,440
  249,400     Reliant Energy, Inc. ....     6,432,026
                                         ------------
                                           17,859,972
                                         ------------
              Electrical Products
              (0.9%)
  135,100     Cooper Industries,
               Inc. ...................     5,667,445
                                         ------------
              Electronic Distributors
              (1.2%)
  292,200     Avnet, Inc. .............     7,906,932
                                         ------------
              Electronic Production
              Equipment (0.6%)
  279,878     Axcelis Technologies,
               Inc.*...................     4,002,255
                                         ------------
              Electronics/Appliances
              (1.6%)
   48,200     Maytag Corp. ............     2,132,850
  110,700     Whirlpool Corp. .........     8,363,385
                                         ------------
                                           10,496,235
                                         ------------
              Finance/Rental/Leasing
              (1.3%)
   55,000     Fannie Mae...............     4,393,400
   65,500     Freddie Mac..............     4,150,735
                                         ------------
                                            8,544,135
                                         ------------
              Financial Conglomerates
              (4.0%)
  171,500     Citigroup, Inc. .........     8,492,680
  373,850     J.P. Morgan Chase &
               Co. ....................    13,327,753
   75,000     John Hancock Financial
               Services, Inc. .........     2,864,250
   38,600     Prudential Financial,
               Inc.*...................     1,198,530
                                         ------------
                                           25,883,213
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Food Retail (1.2%)
   87,200     Albertson's, Inc. .......  $  2,889,808
  210,800     Kroger Co.*..............     4,671,328
                                         ------------
                                            7,561,136
                                         ------------
              Gas Distributors (0.3%)
   82,900     NiSource Inc. ...........     1,902,555
                                         ------------
              Industrial Conglomerates
              (5.8%)
   34,300     Honeywell International,
               Inc. ...................     1,312,661
  210,500     Ingersoll Rand Co. ......    10,529,210
   40,000     Textron, Inc. ...........     2,044,000
  507,000     Tyco International Ltd.
               (Bermuda)...............    16,386,240
  100,900     United Technologies
               Corp. ..................     7,486,780
                                         ------------
                                           37,758,891
                                         ------------
              Industrial Machinery
              (2.3%)
  296,700     Parker-Hannifin Corp. ...    14,805,330
                                         ------------
              Industrial Specialties
              (0.6%)
   71,400     PPG Industries, Inc. ....     3,920,574
                                         ------------
              Information Technology
              Services (1.0%)
  125,800     Computer Sciences
               Corp.*..................     6,384,350
                                         ------------
              Integrated Oil (3.9%)
   52,100     Amerada Hess Corp. ......     4,134,656
  155,000     BP PLC (ADR) (United
               Kingdom)................     8,230,500
  112,722     ChevronTexaco Corp. .....    10,175,415
  111,100     Conoco Inc. .............     3,241,898
                                         ------------
                                           25,782,469
                                         ------------
              Investment Banks/ Brokers
              (1.9%)
   71,400     Goldman Sachs Group, Inc.
               (The)...................     6,443,850
   96,200     Lehman Brothers Holdings,
               Inc. ...................     6,218,368
                                         ------------
                                           12,662,218
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Life/Health Insurance
              (0.8%)
  198,300     UnumProvident Corp. .....  $  5,538,519
                                         ------------
              Major Banks (8.3%)
  279,800     Bank of America Corp. ...    19,031,996
  416,878     FleetBoston Financial
               Corp. ..................    14,590,730
  131,900     KeyCorp..................     3,515,135
  292,900     Wachovia Corp. ..........    10,860,732
  128,700     Wells Fargo & Co. .......     6,357,780
                                         ------------
                                           54,356,373
                                         ------------
              Major Telecommunications
              (4.6%)
  196,300     AT&T Corp. ..............     3,081,910
  120,700     BellSouth Corp. .........     4,449,002
  226,000     SBC Communications,
               Inc. ...................     8,461,440
  284,500     Sprint Corp. (FON
               Group)..................     4,350,005
  140,868     Verizon Communications
               Inc. ...................     6,430,624
  475,800     WorldCom, Inc.-WorldCom
               Group*..................     3,206,892
                                         ------------
                                           29,979,873
                                         ------------
              Managed Health Care
              (3.9%)
   53,900     CIGNA Corp. .............     5,464,921
  723,600     Health Net Inc.*.........    19,855,584
                                         ------------
                                           25,320,505
                                         ------------
              Medical Specialties
              (1.2%)
  175,600     Guidant Corp.*...........     7,606,992
                                         ------------
              Miscellaneous Commercial
              Services (0.6%)
   81,200     Sabre Holdings Corp.
               (Class A)*..............     3,792,852
                                         ------------
              Miscellaneous
              Manufacturing (1.3%)
  209,000     Dover Corp. .............     8,569,000
                                         ------------
              Motor Vehicles (0.8%)
  267,201     Ford Motor Co. ..........     4,406,144
    8,157     General Motors Corp......       493,091
                                         ------------
                                            4,899,235
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Multi-Line Insurance
              (2.1%)
  198,800     Hartford Financial
               Services Group, Inc.
               (The)...................  $ 13,542,256
                                         ------------
              Oil & Gas Pipelines
              (0.6%)
   92,195     El Paso Corp. ...........     4,059,346
                                         ------------
              Oil & Gas Production
              (1.6%)
   77,300     Anardarko Petroleum
               Corp. ..................     4,362,812
   57,000     Kerr-McGee Corp. ........     3,582,450
   95,400     Occidental Petroleum
               Corp. ..................     2,780,910
                                         ------------
                                           10,726,172
                                         ------------
              Oil Refining/Marketing
              (0.3%)
   78,300     Marathon Oil Corp. ......     2,255,040
                                         ------------
              Other Consumer
              Specialties (1.2%)
  160,100     Fortune Brands, Inc. ....     7,904,137
                                         ------------
              Packaged Software (5.2%)
  603,700     BMC Software, Inc.*......    11,741,965
  608,900     Computer Associates
               International, Inc. ....    13,328,821
  425,100     Compuware Corp.*.........     5,488,041
  186,400     Sybase Inc.*.............     3,256,408
                                         ------------
                                           33,815,235
                                         ------------
              Pharmaceuticals: Major
              (1.6%)
   94,600     Bristol-Myers Squibb
               Co. ....................     3,830,354
  112,400     Merck & Co., Inc. .......     6,471,992
                                         ------------
                                           10,302,346
                                         ------------
              Property - Casualty
              Insurers (4.2%)
  112,800     Allmerica Financial
               Corp. ..................     5,064,720
  134,300     Allstate Corp. (The).....     5,072,511
  112,400     Erie Indemnity Co. (Class
               A)......................     4,572,432
  284,800     St. Paul Companies,
               Inc. ...................    13,058,080
                                         ------------
                                           27,767,743
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Regional Banks (2.8%)
  152,400     City National Corp. .....  $  8,017,764
  461,900     U.S. Bancorp.............    10,425,083
                                         ------------
                                           18,442,847
                                         ------------
              Restaurants (1.4%)
  152,800     Tricon Global
               Restaurants, Inc.*......     8,981,584
                                         ------------
              Savings Banks (2.4%)
  469,550     Washington Mutual,
               Inc. ...................    15,556,192
                                         ------------
              Services to the Health
              Industry (4.2%)
1,906,500     Healthsouth Corp.*.......    27,358,275
                                         ------------
              Specialty Insurance
              (0.4%)
   39,800     MGIC Investment Corp. ...     2,723,514
                                         ------------
              Steel (0.3%)
   65,100     Companhia Vale do Rio
               Doce (ADR)* ............     1,783,089
                                         ------------
              Telecommunication
              Equipment (0.4%)
  123,600     Scientific-Atlanta,
               Inc. ...................     2,855,160
                                         ------------
              Tools/Hardware (0.5%)
   66,400     Stanley Works (The)......     3,071,000
                                         ------------
              Trucks/Construction/Farm
              Machinery (2.8%)
  195,800     Cummins Inc. ............     9,247,634
  202,300     Navistar International
               Corp.*..................     8,961,890
                                         ------------
                                           18,209,524
                                         ------------
              Total Common Stocks
              (Cost $589,766,001)......   638,794,692
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investments (2.2%)
              Repurchase Agreements
  $13,840     Joint repurchase
               agreement account 1.936%
               due 04/01/02 (dated
               03/28/02; proceeds
               $13,842,977) (a)
               (Cost $13,840,000)......  $ 13,840,000
      408     The Bank of New York
               1.625% due 04/01/02
               (dated 03/28/02;
               proceeds $408,465) (b)
               (Cost $408,391).........       408,391
                                         ------------

Total Short-Term Investments
(Cost $14,248,391)..........               14,248,391
                                         ------------
Total Investments
(Cost $604,014,392) (c).....   100.0%     653,043,083
Other Assets in Excess of
Liabilities.................     0.0           95,200
                               -----     ------------
Net Assets..................   100.0%    $653,138,283
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
   *    Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) Collateralized by $434,603 U.S. Treasury Note 3.50% due 11/15/06 valued at $416,560.
   (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $75,444,703 and the aggregate gross unrealized depreciation is $26,416,012, resulting in net unrealized appreciation of $49,028,691.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $604,014,392).......................................  $653,043,083
Cash........................................................       103,283
Receivable for:
    Shares of beneficial interest sold......................     1,586,734
    Investments sold........................................       973,496
    Dividends...............................................       670,775
Prepaid expenses and other assets...........................       135,883
                                                              ------------
    Total Assets............................................   656,513,254
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,784,510
    Investment management fee...............................       545,051
    Distribution fee........................................       509,721
    Shares of beneficial interest repurchased...............       475,000
Accrued expenses and other payables.........................        60,689
                                                              ------------
    Total Liabilities.......................................     3,374,971
                                                              ------------
    Net Assets..............................................  $653,138,283
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $630,992,893
Net unrealized appreciation.................................    49,028,691
Net investment loss.........................................    (1,001,918)
Accumulated net realized loss...............................   (25,881,383)
                                                              ------------
    Net Assets..............................................  $653,138,283
                                                              ============
Class A Shares:
Net Assets..................................................   $24,819,812
Shares Outstanding (unlimited authorized, $.01 par value)...     2,090,310
    Net Asset Value Per Share...............................        $11.87
                                                                    ======
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $12.53
                                                                    ======
Class B Shares:
Net Assets..................................................  $569,164,045
Shares Outstanding (unlimited authorized, $.01 par value)...    49,134,965
    Net Asset Value Per Share...............................        $11.58
                                                                    ======
Class C Shares:
Net Assets..................................................   $36,021,885
Shares Outstanding (unlimited authorized, $.01 par value)...     3,109,372
    Net Asset Value Per Share...............................        $11.58
                                                                    ======
Class D Shares:
Net Assets..................................................   $23,132,541
Shares Outstanding (unlimited authorized, $.01 par value)...     1,930,447
    Net Asset Value Per Share...............................        $11.98
                                                                    ======

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2002 (unaudited)

Net Investment Loss:

Income
Dividends (net of $11,625 foreign withholding tax)..........  $  5,017,789
Interest....................................................       244,953
                                                              ------------
    Total Income............................................     5,262,742
                                                              ------------
Expenses
Investment management fee...................................     2,986,909
Distribution fee (Class A shares)...........................        27,670
Distribution fee (Class B shares)...........................     2,630,384
Distribution fee (Class C shares)...........................       160,392
Transfer agent fees and expenses............................       377,740
Professional fees...........................................        27,658
Custodian fees..............................................        18,180
Shareholder reports and notices.............................        17,893
Registration fees...........................................         7,337
Trustees' fees and expenses.................................         6,058
Other.......................................................         4,439
                                                              ------------
    Total Expenses..........................................     6,264,660
                                                              ------------
    Net Investment Loss.....................................    (1,001,918)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (20,080,857)
Net change in unrealized depreciation.......................    78,272,989
                                                              ------------
    Net Gain................................................    58,192,132
                                                              ------------
Net Increase................................................  $ 57,190,214
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              MARCH 31, 2002   SEPTEMBER 30, 2001
                                                              --------------   ------------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................   $ (1,001,918)      $   (648,880)
Net realized gain (loss)....................................    (20,080,857)           850,298
Net change in unrealized depreciation.......................     78,272,989        (36,419,674)
                                                               ------------       ------------
    Net Increase (Decrease).................................     57,190,214        (36,218,256)

Net increase from transactions in shares of beneficial
  interest..................................................     56,897,953        441,555,349
                                                               ------------       ------------

    Net Increase............................................    114,088,167        405,337,093
Net Assets:
Beginning of period.........................................    539,050,116        133,713,023
                                                               ------------       ------------
End of Period
(Including a net investment loss of $1,001,918 and $0,
respectively)...............................................   $653,138,283       $539,050,116
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investments LP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon rating and maturity or an appropriate matrix

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,209,702 at March 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $425, $606,767 and $7,251, respectively and received $57,121 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $180,396,057 and $105,169,215, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At September 30, 2001, the Fund had a net capital loss carryover of approximately $1,995,000 of which $424,000 will be available through September 30, 2008 and $1,571,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,664,000 during fiscal 2001.

As of September 30, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                 FOR THE YEAR
                                                         MONTHS ENDED                     ENDED
                                                        MARCH 31, 2002             SEPTEMBER 30, 2001
                                                   -------------------------   ---------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT        SHARES         AMOUNT
                                                   ----------   ------------   -----------   -------------
CLASS A SHARES
Sold.............................................     465,796   $  5,247,060     4,185,851   $  49,005,997
Redeemed.........................................    (828,712)    (9,023,400)   (2,442,523)    (28,833,199)
                                                   ----------   ------------   -----------   -------------
Net increase (decrease) - Class A................    (362,916)    (3,776,340)    1,743,328      20,172,798
                                                   ----------   ------------   -----------   -------------
CLASS B SHARES
Sold.............................................  11,180,132    123,128,609    45,435,545     521,312,515
Redeemed.........................................  (6,792,185)   (74,737,415)  (12,053,587)   (134,456,807)
                                                   ----------   ------------   -----------   -------------
Net increase - Class B...........................   4,387,947     48,391,194    33,381,958     386,855,708
                                                   ----------   ------------   -----------   -------------
CLASS C SHARES
Sold.............................................     741,440      8,191,254     2,606,226      29,953,089
Redeemed.........................................    (302,994)    (3,327,329)     (557,984)     (6,289,095)
                                                   ----------   ------------   -----------   -------------
Net increase - Class C...........................     438,446      4,863,925     2,048,242      23,663,994
                                                   ----------   ------------   -----------   -------------
CLASS D SHARES
Sold.............................................   1,108,317     12,685,746     1,518,312      17,791,232
Redeemed.........................................    (465,710)    (5,266,572)     (630,501)     (6,928,383)
                                                   ----------   ------------   -----------   -------------
Net increase - Class D...........................     642,607      7,419,174       887,811      10,862,849
                                                   ----------   ------------   -----------   -------------
Net increase in Fund.............................   5,106,084   $ 56,897,953    38,061,339   $ 441,555,349
                                                   ==========   ============   ===========   =============

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                   FOR THE SIX        FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                   MONTHS ENDED          ENDED                ENDED               THROUGH
                                                  MARCH 31, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                  --------------   ------------------   ------------------   ------------------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...........        $10.74             $10.33               $ 9.30               $10.00
                                                       ------             ------               ------               ------

Income (loss) from investment operations:
    Net investment income++....................          0.02               0.06                 0.05                 0.05
    Net realized and unrealized gain (loss)....          1.11               0.35                 0.98                (0.74)
                                                       ------             ------               ------               ------

Total income (loss) from investment
  operations...................................          1.13               0.41                 1.03                (0.69)
                                                       ------             ------               ------               ------

Less dividends in excess of net investment
  income.......................................          --                 --                   --                  (0.01)
                                                       ------             ------               ------               ------

Net asset value, end of period.................        $11.87             $10.74               $10.33               $ 9.30
                                                       ======             ======               ======               ======

Total Return+..................................         10.61%(1)           3.97%               11.08%               (6.88)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................          1.39%(2)           1.45%                1.58%                1.59 %(2)

Net investment income..........................          0.37%(2)           0.50%                0.51%                0.54 %(2)

Supplemental Data:
Net assets, end of period, in thousands........       $24,820            $26,350               $7,335               $5,779

Portfolio turnover rate........................            18%(1)             45%                 158%                  52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                   FOR THE SIX        FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                   MONTHS ENDED          ENDED                ENDED               THROUGH
                                                  MARCH 31, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                  --------------   ------------------   ------------------   ------------------
                                                   (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period...........        $10.52             $10.20               $ 9.25               $10.00
                                                       ------             ------               ------               ------

Income (loss) from investment operations:
    Net investment loss++......................         (0.02)             (0.03)               (0.02)               (0.02)
    Net realized and unrealized gain (loss)....          1.08               0.35                 0.97                (0.72)
                                                       ------             ------               ------               ------

Total income (loss) from investment
  operations...................................          1.06               0.32                 0.95                (0.74)
                                                       ------             ------               ------               ------

Less dividends in excess of net investment
  income.......................................          --                 --                   --                  (0.01)
                                                       ------             ------               ------               ------

Net asset value, end of period.................        $11.58             $10.52               $10.20               $ 9.25
                                                       ======             ======               ======               ======

Total Return+..................................         10.17 %(1)          3.14 %              10.27 %              (7.45)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................          2.15 %(2)          2.21 %               2.34 %               2.34 %(2)

Net investment loss............................         (0.39)%(2)         (0.26)%              (0.25)%              (0.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $569,164           $470,659             $115,873             $122,040

Portfolio turnover rate........................            18 %(1)            45 %                158 %                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                   FOR THE SIX        FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                   MONTHS ENDED          ENDED                ENDED               THROUGH
                                                  MARCH 31, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                  --------------   ------------------   ------------------   ------------------
                                                   (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $10.52             $10.20               $ 9.26               $10.00
                                                      ------             ------               ------               ------

Income (loss) from investment operations:
    Net investment loss++......................        (0.02)             (0.03)               (0.02)               (0.01)
    Net realized and unrealized gain (loss)....         1.08               0.35                 0.96                (0.72)
                                                      ------             ------               ------               ------

Total income (loss) from investment
  operations...................................         1.06               0.32                 0.94                (0.73)
                                                      ------             ------               ------               ------

Less dividends in excess of net investment
  income.......................................         --                 --                   --                  (0.01)
                                                      ------             ------               ------               ------

Net asset value, end of period.................       $11.58             $10.52               $10.20               $ 9.26
                                                      ======             ======               ======               ======

Total Return+..................................        10.17 %(1)          3.14 %              10.15 %              (7.35)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................         2.15 %(2)          2.21 %               2.34 %               2.21 %(2)

Net investment loss............................        (0.39)%(2)         (0.26)%              (0.25)%              (0.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $36,022            $28,097               $6,349               $6,263

Portfolio turnover rate........................           18 %(1)            45 %                158 %                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                   FOR THE SIX        FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                   MONTHS ENDED          ENDED                ENDED               THROUGH
                                                  MARCH 31, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                  --------------   ------------------   ------------------   ------------------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $10.83             $10.39               $ 9.32               $10.00
                                                      ------             ------               ------               ------

Income (loss) from investment operations:
    Net investment income++....................         0.03               0.09                 0.07                 0.06
    Net realized and unrealized gain (loss)....         1.12               0.35                 1.00                (0.72)
                                                      ------             ------               ------               ------

Total income (loss) from investment
  operations...................................         1.15               0.44                 1.07                (0.66)
                                                      ------             ------               ------               ------

Less dividends in excess of net investment
  income.......................................         --                 --                   --                  (0.02)
                                                      ------             ------               ------               ------

Net asset value, end of period.................       $11.98             $10.83               $10.39               $ 9.32
                                                      ======             ======               ======               ======

Total Return+..................................        10.62%(1)           4.23%               11.48%               (6.65)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................         1.15%(2)           1.21%                1.34%                1.34 %(2)

Net investment income..........................         0.61%(2)           0.74%                0.75%                0.79 %(2)

Supplemental Data:
Net assets, end of period, in thousands........      $23,133            $13,944               $4,156                  $66

Portfolio turnover rate........................           18%(1)             45%                 158%                  52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, PA 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

36045RPT

MORGAN STANLEY
VALUE FUND

Semiannual Report
March 31, 2002